Other current and Long Term liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

14. Other current and Long Term liabilities:

14.1. Other current liabilities:

Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Funding from partner GSK short term	734	669
Employee service award provision short term	641	263
Valued-added tax payable	251	201
Provision for retirement indemnity short term	129	-
Conditional grants	240	-
Total Other current liabilities	1,995	1,133

In connection with the 2004 supply agreement with GSK (see Note 4), the Company received funds to finance facilities related assets. A total of $8,188,000 has been spent on the acquisition of buildings and fixtures and a total of $11,138,000 has been spent on behalf of GSK for the purchase of production equipment. As of December 31, 2012 the funds received from GSK to finance the acquisition of assets owned by Flamel are classified as a current liability for $316,000 and as a long term liability for $3,818,000. In July 2006, Flamel and GSK entered into a side agreement to the original agreement whereby GSK partially sponsored the extension of the Micropump development facility (see Note 4). This facility was completed in March 2008. As of December 31, 2007, the Company had received all installments from GSK for financing of this project. The total installments amounted to $8,097,000. As of December 31, 2012, the funds received from GSK are classified as a current liability for $353,000 and as a long term liability for $2,527,000 (see Note 14.2).

The liability is amortized on a pro-rata basis over the expected life of the related assets and reflected as an offset of the depreciation of the related assets (see Note 4).

The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity (see Note 21).

For the year ended December 31, 2011 the provision for service award amounted to $2,876,000 of which $641,000 is short term. For the year ended December 31, 2012 the provision amounted to $3,031,000 of which $263,000 is short term.

Conditional grants were received from local authorities for a total of $1.8 million in 2008 and 2009 to partly finance investments. The grants are conditional on completion of the total investment programme and ongoing employment for a period of three to five years. The Company recognizes conditional grants as an offset to operating expenses once all conditions stated in the grant have been met. As of December 31, 2011 the Company recognized $2,128,000 and the remainder is classified as short term liabilities for an amount of $240,000. As of December 31, 2012 all amounts related to the conditional grants has been recognized.

14.2. Other long term liabilities

Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Funding from partner GSK long term	6,906	6,345
Provision for retirement indemnity (see note 21)	1,978	2,875
R&D credit tax financing long term	6,682	12,661
Employee service award provision long term	2,235	2,768
Other	22	31
Total Other long term liabilities	17,823	24,680

Funding from GSK long term amounted to $3,818,000 in connection with the supply agreement signed in December 2004 and relates to the acquisition of buildings and fixtures and $2,527,000 in connection with the side agreement to the original agreement, signed in July 2006 (see Note 14.1).

In 2011, the Company obtained an advance from OSEO, a governmental agency supporting innovation, for $6,813,000 (€5,164,000) secured against the research tax credits due to the company by the tax authorities for expenditure incurred in 2010 (see Note 19). The interest rate applied is the monthly average of the Euro Interbank Offered Rate (EURIBOR) plus 0.9%. In 2012 the operation was renewed with the same conditions and secured against the research credit tax from 2011. The Company received an amount of $5,848,000 (€4,432,000). As of December 31, 2011 the total funding was classified as a long term liability for an amount of $6,682,000. As of December 31, 2012 the total funding was classified as a long term liability for an amount of $12,661,000.